GOING CONCERN	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

NOTE 3 – GOING CONCERN

The Company’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations.

As reflected in the Company’s consolidated financial statements, the Company has incurred a net loss of $$6,343,541, $2,642,684 and $3,122,592 for the years ended December 31, 2024, 2023 and 2022, respectively. During the years ended December 31, 2024, 2023 and 2022, the Company had a negative cash flow from operating activities of $3,087,099, $2,978,919 and $3,208,138, respectively. As of December 31, 2024, 2023 and 2022, the Company had accumulated deficits of $45,926,978, $39,583,437 and $36,940,753, respectively. These conditions indicated a substantial doubt about the Company’s ability to continue as a going concern.

The Company has financed the operations primarily through cash flow from operations, loans from banks, and proceeds from equity instrument financing, where necessary. On March 22, 2024, the Company filed a New F-3 Registration Statement, which includes a Prospectus Supplement and a base prospectus supplemented by the Prospectus Supplement, covering (i) the offering, issuance and sale by us of up to a maximum aggregate offering price of $9,600,000 of our ordinary shares, preferred shares, warrants, debt securities, rights, depositary shares, and/or units from time to time in one or more offerings, and (ii) up to a maximum aggregate offering price of $4,267,622 of our ordinary shares that may be issued and sold from time to time under the ATM Agreement, as amended by the ATM Amendment No.1 on March 22, 2024, with H.C. Wainwright & Co., LLC as Sales Agent. On May 31, 2024, the New F-3 Registration Statement was declared effective.

On December 18, 2024, the Company filed a prospectus supplement to amend the ATM Prospectus Supplement to increase the maximum amount of ordinary shares that we are eligible to sell pursuant to the ATM Agreement and the ATM Amendment No.1 due to the offering limits set forth under General Instruction I.B.5 of Form F-3. As a result of those limits, the aggregate amount available for sale by us was approximately $3,863,045. Under this prospectus supplement, we registered up to $3,850,000 worth of ordinary shares, including $906,305 worth of ordinary shares from the ATM Prospectus Supplement that were unsold prior to December 18, 2024. As of the date of the annual report, there is $3.85 million available under the ATM offering.

As of April 25, 2025, the Company had approximately $3.64 million of cash, which is placed with financial institutions and is unrestricted as to withdrawal or use. The Company intends to mitigate the conditions of substantial doubt and meet the cash requirements for the next 12 months from the issuance date of the Company’s audited consolidated financial statements by implementing management’s plan, including a combination of improving operational efficiency, cost reductions and debt and equity financing. The Company will collect the receivables timely and arrange payment schedule in accordance with the Company’s cash management plan. The Company anticipates to obtain unconditional financial support from Chief Executive Officer up to $11 million from the issuance of the financial statements for the next 12 months operation. The Company currently does not have any outstanding short-term or long-term bank borrowings balance.

The Company believes that the current cash and anticipated cash flows from operating and financing activities will be sufficient to meet its anticipated working capital requirements and commitments for at least the next 12 months after the issuance of the Company’s accompanying audited consolidated financial statements. Management believes that it is probable that the above plans can be effectively implemented, and it is probable that such plans will alleviate the substantial doubt about the Company’s ability to continue as a going concern. The Company has prepared the consolidated financial statements on a going concern basis. If the Company encounters unforeseen circumstances that place constraints on its capital resources, management will be required to take various measures to conserve liquidity. Management cannot provide any assurance that the Company will raise additional capital if needed.